Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Schedule of Balances are Held with or by Related Parties

The following balances are held with or by related parties as of December 31, 2024, and 2023:

	December 31
	2024	2023
Assets:
Prepaid expenses and other receivables	$1,417	$616
Total	$1,417	$616

Liabilities:
Accounts payable and accrued expenses	242	240
INX Token liability	2,423	4,485
INX Token warrant liability	464	671
Total	$3,129	$5,396

Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties

Revenue and expense items recognized in transactions with related parties during the years ended December 31, 2024, and 2023 mainly include service revenue earned from Nabatech, and compensation provided to key management personnel and directors, as follows:

	Year ended December 31
	2024	2023	2022

Service revenue	$863	$976	$-
	$863	$976	$-

Cost of service:
Compensation and benefits	226	226	-
	$226	$226	$-

Research and Development:
Compensation and benefits	$263	$234	465
Share-based compensation	24	190	70
INX Token-based compensation	34	41	6
	$321	$465	$541

Sales and marketing:
Compensation and benefits	167	-	369
Share-based compensation	37	-	176
INX Token-based compensation	14	-	298
	$218	$-	$843

General and administrative:
Compensation and benefits	2,760	2,934	2,204
Share-based compensation	884	1,702	543
INX Token-based compensation	296	396	278
	$3,940	$5,032	$3,025
Total compensation and benefits	$4,705	$5,723	$4,409

Change in fair value of INX Token and warrant liabilities	$(2,943)	$(830)	$(20,133)